Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company's vessel owning companies are parties to management agreements with Eurobulk Ltd. ("Management Company"), which is controlled by members of the Pittas family, whereby the Management Company provided technical and commercial vessel management for a fixed daily fee of an average of Euro 655 for 2009, Euro 665 for 2010 and Euro 700 for 2011 under the Company's Master Management Agreement (see below).  Vessel management fees paid to the Management Company amounted to $5,074,297, $4,892,006 and $5,810,095 in 2009, 2010 and 2011, respectively.

These agreements were renewed on January 31, 2005 and amended in August and October 2006, February 2008 and February 2011 with an initial term of five years and will automatically be extended after the initial term until terminated by the parties.  An annual adjustment of the management fee due to inflation as provided under the management agreement takes effect January 1 of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company's Master Management Agreement with Eurobulk - effective as of January 1, 2011 and with an initial term of five years until January 1, 2016 – was amended and renewed for five years on February 4, 2011 with effect from January 1, 2011.  The amended and restated Master Management Agreement will automatically be extended after the initial period for an additional five year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the Master Management Agreement, each shipowning company has signed – and each future shipowning company when a vessel is acquired will sign - with Eurobulk a management agreement with the rate and term of these agreements set in the Master Management Agreement as in effect since January 1, 2011. The new agreement was further amended and restated as of January 1, 2012 to reflect a 5% discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by Eurobulk is greater than 20 ("volume discount"). The management fee was adjusted for inflation and agreed at 700 Euros per vessel per day for 2011 taking effect on January 1, 2011. Starting January 1, 2012, Euroseas will pay to Eurobulk a fee of 685 Euros per vessel per day in operation and 342.5 Euros per vessel per day in lay up, after adjusting for inflation and taking into account a 5% volume discount as the number of vessels wholly or partly owned by Euroseas and managed by Eurobulk has been in excess of 20. In absence of the "volume discount", the daily management fee is 720 Euros per vessel per day in operation and 360 Euros per vessel per day in lay up. These fees are recorded under "Related party management fees" in the "Consolidated statements of operations".

In addition to the vessel management services, Eurobulk provides management services for the Company's needs as a public company. In 2009, compensation for such services to the Company as a public company was $1,150,000. This fee was adjusted for inflation and agreed at $1,165,000 for 2010 and at $1,225,000 for 2011. Starting January 1, 2012, this fee was agreed at $1,850,000 to account for increased administration expenses and adjustment for inflation. These amounts are recorded in "Other general and administrative expenses" under "Operating expenses".

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists.  As of December 31, 2011, the amount due from related companies was $208,704, while as of December 31, 2010, there was an amount due to related companies of $1,594,773. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas' shipowning subsidiaries and Eurobulk Ltd. an estimate of the quarter's operating expenses, expected drydock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to Eurobulk Ltd.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues.  Commission expenses for vessel sales for the year ended December 31, 2008 of $62,490 were recorded for the sale of M/V "Nikolaos P" and M/V "Ioanna P" as the two vessels were held for sale; these commission expenses were paid to Eurochart in 2009 along with additional commission expenses of $110,628 for the sale of M/V "Artemis" and M/V "Gregos" for a total of $173,118. Eurochart S.A. also received 1% commission for vessel acquisitions from the sellers of the vessels that the Company acquired. Commissions to Eurochart S.A. for chartering services were $766,879, $612,998 and $766,304 in 2009, 2010 and 2011, respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. ("Sentinel"); and with a crewing agent More Maritime Agencies Inc. ("More"). In 2010 "More" was replaced by Technomar Crew Management Services Corp ("Technomar"), a company owned by certain members of the Pittas family, together with two other unrelated ship management companies. The shareholders' percentage participation in Sentinel and More joint ventures in 2009 was 86.8% and 88.8% respectively, while in 2010, ownership in Sentinel was 86.8% and  in Technomar 43%. In 2011 ownership in Sentinel was 86.8% and in Technomar 45%.  Sentinel is paid a commission on premium not exceeding 5%; More or Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and More or Technomar were $180,198 and $162,197 in 2009, $197,921 and $219,602 in 2010 and $173,717 and $219,014 in 2011, respectively.  These amounts are recorded in "Vessel operating expenses" under "Operating expenses".